Segment Information Level 4 (Details) - Revenues by Segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 4,140	$ 5,137	$ 4,890
EPCD [Member]
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	2,589	3,277	3,126
FPD [Member]
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 1,551	$ 1,860	$ 1,764